Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Since our formation, our business focus has primarily been on identifying brands and manufacturers in order to create a new market standard for circular economy solutions, brand authentication and supply chain integrity, using our proprietary technology. We have 19 full and part time employees and also use third-party vendors and service providers for certain activities.

We use a third-party sub-contractor to manage all Information Technology (IT) issues, including protection against, detection, and response to cyberattacks.

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The measures that are taken to ensure proper protection include:

●	All computers are protected using a cloud-powered endpoint security solution that helps enterprises prevent, detect, investigate, and respond to advanced threats on their networks. It offers endpoint protection, endpoint detection and response, mobile threat defense, and integrated vulnerability management. It also provides, among other things, malware and spyware detection and remediation, rootkit detection and remediation and network vulnerability detection.

●	All Company e-mails are protected by a cloud-based email filtering service designed to protect the Company against advanced threats related to email and collaboration tools.

●	Periodically, all users on the Company’s computer network are required to perform multi-factor authentication.

●	The Company uses a cloud-based identity and access management service that enables access to external resources, which use two-factor authentication.

●	Backup is performed using a secure, automatic cloud-based backup and restore service.

Additionally, we believe that our third-party vendors and service providers have their own respective cybersecurity protocols which our management believes to be adequate for protecting any of the Company’s data that might be in their possession from time to time; however, having such protocols is not necessarily a condition for us using or not using the services of any such vendors or providers.

Our senior management and part-time chief technology officer is responsible for assessing and managing cybersecurity risks, through oversight of our IT service provider that manages our IT, but our management does not have specific cybersecurity expertise. The Company has an Information Technology Policy that, among other things, governs and provides for cybersecurity policies and processes, including to define safety measures to protect the Company’s confidentiality, integrity and availability of data and other intellectual property, as well as to define the manner in which information is stored, saved and routed in the Company’s network. Additionally, the Board and management believe cybersecurity represents an important component of the Company’s overall approach to risk management and oversight. The Company also has cybersecurity insurance in effect as of the date of this Annual Report on Form 20-F.

Cybersecurity threats have not materially affected, and are not reasonably likely to affect, the Company, including its business strategy, results of operations or financial condition while we are strategically focused on pursuing brands and manufacturers. The Company is not aware of any material security breach to date. Accordingly, the Company has not incurred any expenses over the last two years relating to information security breaches. The occurrence of cyber-incidents, or a deficiency in our cybersecurity or in those of any of our third-party service providers could negatively impact our business by causing a disruption to our operations, a compromise or corruption of our confidential information and systems, or damage to our business relationships or reputation, all of which could negatively impact our business and results of operations. There can be no assurance that the Company’s third-party vendors’ and service providers’ cybersecurity risk management processes, including their policies, controls or procedures, will be fully implemented, complied with or effective in protecting the Company’s systems and information.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	All computers are protected using a cloud-powered endpoint security solution that helps enterprises prevent, detect, investigate, and respond to advanced threats on their networks. It offers endpoint protection, endpoint detection and response, mobile threat defense, and integrated vulnerability management. It also provides, among other things, malware and spyware detection and remediation, rootkit detection and remediation and network vulnerability detection.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our senior management and part-time chief technology officer is responsible for assessing and managing cybersecurity risks, through oversight of our IT service provider that manages our IT, but our management does not have specific cybersecurity expertise. The Company has an Information Technology Policy that, among other things, governs and provides for cybersecurity policies and processes, including to define safety measures to protect the Company’s confidentiality, integrity and availability of data and other intellectual property, as well as to define the manner in which information is stored, saved and routed in the Company’s network. Additionally, the Board and management believe cybersecurity represents an important component of the Company’s overall approach to risk management and oversight. The Company also has cybersecurity insurance in effect as of the date of this Annual Report on Form 20-F.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	the Board and management believe cybersecurity represents an important component of the Company’s overall approach to risk management and oversight.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	senior management and part-time chief technology officer is responsible for assessing and managing cybersecurity risks, through oversight of our IT service provider that manages our IT, but our management does not have specific cybersecurity expertise.